UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

This report on Form N-CSR relates solely to the Registrant's Money Market Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Money Market Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.32%
Actual		$ 1,000.00	$ 1,005.30	$ 1.59
HypotheticalA		$ 1,000.00	$ 1,023.21	$ 1.61
Service Class	.42%
Actual		$ 1,000.00	$ 1,004.80	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11
Service Class 2.57%
Actual		$ 1,000.00	$ 1,004.10	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,021.97	$ 2.86
Investor Class	.34%
Actual		$ 1,000.00	$ 1,005.20	$ 1.69
HypotheticalA		$ 1,000.00	$ 1,023.11	$ 1.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/09	% of fund's investments 12/31/08	% of fund's investments 6/30/08
0 - 30	36.3	47.4	58.3
31 - 90	37.4	42.5	26.8
91 - 180	18.3	6.1	11.8
181 - 397	8.0	4.0	3.1
Weighted Average Maturity
	6/30/09	12/31/08	6/30/08
VIP Money Market Portfolio	68 Days	46 Days	45 Days
All Taxable Money Market Funds Average*	50 Days	47 Days	44 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Corporate Bonds 2.0%	Corporate Bonds 0.0%
Commercial Paper 15.3%	Commercial Paper 24.9%
Bank CDs, BAs, TDs, and Notes 61.7%	Bank CDs, BAs, TDs, and Notes 65.5%
Government Securities † 18.4%	Government Securities 7.3%
Repurchase Agreements 1.7%	Repurchase Agreements 2.1%
Other Investments 1.0%	Other Investments 0.0%
Net Other Assets** (0.1)%	Net Other Assets 0.2%

† Includes FDIC Guaranteed Corporate Securities

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.0%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
7/7/09	0.45% (d)	$ 25,155,000	$ 25,155,000
LP Pinewood SPV LLC
7/7/09	0.45 (d)	7,000,000	7,000,000
Roche Holdings, Inc.
9/18/09	1.91 (f)	43,750,000	43,750,000
TOTAL CORPORATE BONDS			75,905,000
Certificates of Deposit - 49.0%

London Branch, Eurodollar, Foreign Banks - 14.3%
Calyon SA
11/9/09	1.10	10,000,000	10,000,000
Commonwealth Bank of Australia
11/18/09 to 12/31/09	0.50 to 0.65	22,000,000	22,000,233
Credit Agricole SA
7/13/09 to 12/1/09	0.70 to 1.20	124,000,000	124,000,000
Credit Industriel et Commercial
7/2/09 to 9/4/09	0.67 to 1.40	72,000,000	72,000,000
HSBC Bank PLC
10/29/09 to 11/27/09	0.50 to 1.00	28,000,000	28,000,000
ING Bank NV
7/3/09 to 8/10/09	0.84 to 1.15	98,000,000	98,000,000
Landesbank Hessen-Thuringen
7/23/09 to 10/2/09	0.65 to 1.15	47,000,000	47,000,000
National Australia Bank Ltd.
10/19/09 to 11/5/09	1.05 to 1.10	46,000,000	46,000,000
UniCredit SpA
7/6/09 to 8/10/09	0.70 to 1.00	101,000,000	101,000,000
			548,000,233
New York Branch, Yankee Dollar, Foreign Banks - 34.7%
Bank of Montreal
7/7/09 to 12/16/09	0.50 to 0.87 (d)	31,000,000	31,000,000
Bank of Nova Scotia
7/15/09 to 11/23/09	0.55 to 1.43 (d)	111,000,000	111,000,000
Bank of Scotland PLC
7/6/09	1.24 (d)	28,000,000	28,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
7/21/09 to 9/30/09	0.40 to 1.05	97,000,000	97,000,000
Barclays Bank PLC
7/13/09	0.95 (d)	24,000,000	24,000,000

Due Date	Yield (a)	Principal Amount	Value
BNP Paribas SA
7/13/09 to 1/25/10	0.56 to 1.19%	$ 124,000,000	$ 124,000,000
Calyon New York Branch Institutional Certificates Prog. Bill of Exchange
9/8/09	0.78 (d)	30,000,000	30,000,000
Canadian Imperial Bank of Commerce
7/9/09 to 10/22/09	1.00 to 1.50	30,000,000	30,000,000
Commerzbank AG
7/1/09 to 8/13/09	0.85 to 1.01	35,000,000	35,000,000
Credit Suisse First Boston
8/11/09	1.31 (d)	22,000,000	22,000,000
Deutsche Bank AG
7/6/09	1.40 (d)	23,000,000	23,000,000
DnB NOR Bank ASA
8/13/09 to 8/14/09	1.00	14,000,000	14,000,000
Fortis Banque SA
9/29/09 to 9/30/09	0.70	16,000,000	16,000,000
Intesa Sanpaolo SpA
7/1/09 to 12/17/09	0.59 to 1.34 (d)	56,000,000	56,000,000
Lloyds TSB Bank PLC
7/7/09 to 8/10/09	0.73 to 0.89	39,000,000	39,000,000
Natexis Banques Populaires NY
8/12/09	0.98 (d)	8,000,000	8,000,000
Natixis New York Branch
9/22/09	0.66 (d)	18,000,000	18,000,000
Natixis SA
8/3/09 to 9/14/09	0.71 to 1.15	12,000,000	12,000,000
Rabobank Nederland
9/9/09 to 1/12/10	0.50 to 1.20	62,000,000	62,000,000
Royal Bank of Canada
7/1/09 to 9/9/09	1.00 to 1.51 (d)	48,000,000	48,000,000
Royal Bank of Scotland PLC
7/13/09 to 9/9/09	0.67 to 1.25	173,000,000	173,000,000
Skandinaviska Enskilda Banken AB
7/13/09 to 7/20/09	0.72 to 0.85	45,000,000	45,000,000
Societe Generale
8/5/09 to 10/27/09	0.67 to 1.03 (d)	49,000,000	49,000,000
Sumitomo Mitsui Banking Corp.
7/27/09 to 8/25/09	0.33 to 1.63	94,500,000	94,500,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
Svenska Handelsbanken AB
8/26/09	1.01% (d)	$ 7,000,000	$ 7,000,000
Toronto-Dominion Bank
9/10/09 to 1/19/10	0.50 to 1.90	113,000,000	113,000,000
UBS AG
7/6/09	0.83	16,000,000	16,000,000
			1,325,500,000
TOTAL CERTIFICATES OF DEPOSIT			1,873,500,233
Commercial Paper - 15.3%

Altria Group, Inc.
7/6/09	0.80	2,000,000	1,999,778
American Honda Finance Corp.
9/17/09	0.50	16,000,000	15,982,667
Caisse Nationale des Caisses d' Epargne et de Prevoyance
7/22/09 to 11/19/09	0.69 to 0.89	22,000,000	21,979,856
Comcast Corp.
9/21/09	0.86 (b)	20,000,000	19,960,913
Commerzbank U.S. Finance, Inc.
7/20/09 to 8/13/09	0.85 to 1.12	17,000,000	16,988,679
CVS Caremark Corp.
8/20/09 to 10/6/09	0.68 to 1.10	21,000,000	20,965,426
Dakota Notes (Citibank Credit Card Issuance Trust)
7/8/09 to 9/23/09	0.64 to 1.00	46,000,000	45,966,921
DnB NOR Bank ASA
8/17/09	0.97	5,000,000	4,993,668
Emerald Notes (BA Credit Card Trust)
7/2/09 to 9/1/09	1.05 to 1.55	38,000,000	37,977,511
Intesa Funding LLC
7/6/09 to 1/15/10	0.62 to 1.20	21,000,000	20,950,082
Landesbank Hessen-Thuringen
9/2/09	0.70	11,000,000	10,986,525
Natexis Banques Populaires U.S. Finance Co. LLC
7/28/09 to 9/15/09	0.71 to 1.20	37,000,000	36,959,804
Nationwide Building Society
7/13/09 to 9/8/09	0.66 to 1.14	58,000,000	57,959,709
Palisades Notes (Citibank Omni Master Trust)
7/1/09 to 7/6/09	0.95	23,000,000	22,999,340
Sanpaolo IMI U.S. Financial Co.
8/14/09 to 12/11/09	0.58 to 0.95	13,000,000	12,971,725

Due Date	Yield (a)	Principal Amount	Value
Santander Finance, Inc.
7/7/09 to 8/3/09	1.05 to 1.66%	$ 69,000,000	$ 68,952,900
Societe Generale North America, Inc.
7/13/09	1.15	55,000,000	54,979,100
UBS Finance, Inc.
7/16/09 to 7/17/09	0.45 to 0.80	44,699,000	44,685,577
UniCredito Italiano Bank (Ireland) PLC
7/17/09 to 8/17/09	0.71 to 0.80	17,000,000	16,987,927
Virginia Electric & Power Co.
7/1/09	0.72	7,000,000	7,000,000
Vodafone Group PLC
8/10/09 to 8/26/09	1.08 to 1.20 (b)	20,000,000	19,968,667
Westpac Banking Corp.
9/11/09 to 9/18/09	0.63 to 0.67 (d)	24,000,000	24,000,000
TOTAL COMMERCIAL PAPER			586,216,775
U.S. Government and Government Agency Obligations - 2.7%

Other Government Related - 2.7%
Bank of America NA (FDIC Guaranteed)
7/29/09 to 9/14/09	0.66 to 1.10 (c)(d)	57,309,000	57,309,000
Citibank NA (FDIC Guaranteed)
9/30/09	0.65 (c)(d)	10,000,000	10,000,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/09	1.21 (c)(d)	36,620,000	36,620,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			103,929,000
Federal Agencies - 14.2%

Fannie Mae - 3.2%
7/23/09 to 3/12/10	0.86 to 3.37 (d)	122,655,000	123,322,197
Federal Home Loan Bank - 5.4%
7/13/09 to 7/13/10	0.64 to 1.15 (d)	206,890,000	206,848,680
Freddie Mac - 5.6%
9/3/09 to 11/5/09	0.62 to 0.86 (d)	214,000,000	213,714,780
TOTAL FEDERAL AGENCIES			543,885,657
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bills - 1.5%
9/24/09 to 12/17/09	0.61 to 1.41	56,000,000	55,824,350
Bank Notes - 2.1%
Due Date	Yield (a)	Principal Amount	Value
Bank of America NA
7/30/09 to 8/6/09	1.21 to 1.24% (d)	$ 58,000,000	$ 57,981,978
Societe Generale
9/4/09	1.06 (b)(d)	22,000,000	22,000,000
TOTAL BANK NOTES			79,981,978
Medium-Term Notes - 10.0%
AT&T, Inc.
7/2/09	1.64 (b)(d)	33,000,000	33,000,000
Bank of America NA
7/6/09	1.40 (d)	30,000,000	30,000,000
Bank of Montreal
7/6/09	0.84 (b)(d)	14,000,000	14,000,000
Banque Federative du Credit Mutuel
8/28/09	0.96 (b)(d)	12,000,000	12,000,000
BNP Paribas SA
8/13/09	1.15 (d)	20,000,000	20,000,000
BP Capital Markets PLC
9/11/09	0.77 (d)	14,000,000	14,000,000
Cellco Partnership
12/27/09	1.11 (b)(d)	14,000,000	14,000,000
Comcast Corp.
7/14/09	1.44 (d)	11,000,000	11,000,000
Commonwealth Bank of Australia
7/3/09	1.40 (b)(d)	27,000,000	27,000,000
Credit Agricole SA
7/22/09	0.57 (b)(d)	31,000,000	31,000,000
Lloyds TSB Group PLC
8/7/09	1.29 (b)(d)	22,000,000	22,000,000
Metropolitan Life Global Funding I
10/6/09	1.20 (b)(d)	6,000,000	6,000,000
National Australia Bank Ltd.
9/8/09	0.86 (b)(d)	16,000,000	16,000,000
New York Life Insurance Co.
8/31/09 to 9/28/09	1.72 to 1.75 (d)(f)	24,000,000	24,000,000
Nordea Bank AB
7/24/09	1.45 (b)(d)	22,000,000	22,000,000
Procter & Gamble International Funding SCA
8/7/09	1.00 (d)	7,000,000	7,000,000
Royal Bank of Canada
7/15/09	0.74 (b)(d)	23,000,000	23,000,000
Transamerica Occidental Life Insurance Co.
7/1/09	1.31 (d)(f)	10,000,000	10,000,000
Verizon Communications, Inc.
7/15/09	0.93 (d)	14,000,000	14,000,000
Westpac Banking Corp.
7/14/09 to 9/4/09	0.89 to 1.44 (b)(d)	34,000,000	33,999,227
TOTAL MEDIUM-TERM NOTES			383,999,227
Short-Term Notes - 0.4%
Due Date	Yield (a)	Principal Amount	Value
Metropolitan Life Insurance Co.
7/1/09 to 8/3/09	1.48 to 2.71% (d)(f)	$ 15,000,000	$ 15,000,000
Time Deposits - 0.2%

Banco Santander SA
9/25/09	0.50	6,000,000	6,000,000
Asset-Backed Securities - 1.0%

BMW Vehicle Lease Trust
6/15/10	0.79	8,540,000	8,540,000
Harley Davidson Motor Trust
5/17/10	1.49	4,863,365	4,863,365
Honda Auto Receivables Owner Trust
5/17/10	1.32	9,423,531	9,423,531
John Deere Owner Trust 2009
7/2/10	1.13	7,880,000	7,880,000
Volkswagen Auto Lease Trust
5/17/10	1.45	9,232,713	9,232,713
TOTAL ASSET-BACKED SECURITIES			39,939,609
Repurchase Agreements - 1.7%
	Maturity Amount
In a joint trading account at 0.09% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) #	$ 28,000	28,000
With:
Barclays Capital, Inc. at:
0.54%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations valued at $7,210,109, 21.64%, 4/20/37)	7,000,105	7,000,000
0.55%, dated:
6/5/09 due 7/6/09 (Collateralized by Equity Securities valued at $6,602,627)	6,002,842	6,000,000
6/16/09 due 7/16/09 (Collateralized by Equity Securities valued at $9,902,283)	9,004,125	9,000,000
Deutsche Bank Securities, Inc. at:
0.6%, dated 5/18/09 due 7/17/09 (Collateralized by Commercial Paper Obligations valued at $10,348,688, 7/17/09)	10,010,000	10,000,000
0.65%, dated:
5/20/09 due 8/18/09 (Collateralized by Commercial Paper Obligations valued at $6,206,665, 8/18/09)	6,009,750	6,000,000
5/27/09 due 8/25/09 (Collateralized by Commercial Paper Obligations valued at $11,347,818, 7/1/09-8/25/09)	11,017,875	11,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.7%, dated 5/12/09 due 8/12/09 (Collateralized by Commercial Paper Obligations valued at $2,068,978, 8/12/09)	$ 2,003,578	$ 2,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.59%, dated 6/22/09 due 8/21/09 (Collateralized by Equity Securities valued at $13,200,228) (d)(e)	12,011,800	12,000,000
TOTAL REPURCHASE AGREEMENTS		63,028,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,827,209,829)	3,827,209,829
NET OTHER ASSETS - (0.1)%	(4,416,380)
NET ASSETS - 100%	$ 3,822,793,449
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $315,928,807 or 8.3% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $103,929,000 or 2.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,750,000 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co.: 1.48%, 8/3/09	2/24/03	$ 5,000,000
2.71%, 7/1/09	3/26/02	$ 10,000,000
New York Life Insurance Co.: 1.72%, 8/31/09	5/8/09	$ 9,000,000
1.75%, 9/28/09	3/23/09	$ 15,000,000
Roche Holdings, Inc. 1.91%, 9/18/09	3/13/09	$ 43,750,000
Transamerica Occidental Life Insurance Co. 1.31%, 7/1/09	4/29/08	$ 10,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$28,000 due 7/01/09 at 0.09%
BNP Paribas Securities Corp.	$ 1,648
Banc of America Securities LLC	4,556
Bank of America, NA	2,637
Barclays Capital, Inc.	3,115
Citigroup Global Markets, Inc.	495
Deutsche Bank Securities, Inc.	1,484
Greenwich Capital Markets, Inc.	659
ING Financial Markets LLC	2,077
J.P. Morgan Securities, Inc.	5,854
Merrill Lynch Government Securities, Inc.	265
Morgan Stanley & Co., Inc.	330
RBC Capital Markets Corp.	396
Societe Generale, New York Branch	857
UBS Securities LLC	3,297
Wachovia Capital Markets LLC	330
$ 28,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $63,028,000) - See accompanying schedule: Unaffiliated issuers (cost $3,827,209,829)		$ 3,827,209,829
Cash		32,905
Receivable for fund shares sold		7,581,817
Interest receivable		6,539,606
Prepaid expenses		342,660
Other receivables		7,376
Total assets		3,841,714,193

Liabilities
Payable for investments purchased	$ 11,000,000
Payable for fund shares redeemed	6,850,638
Accrued management fee	594,643
Distribution fees payable	35,915
Other affiliated payables	270,218
Other payables and accrued expenses	169,330
Total liabilities		18,920,744

Net Assets		$ 3,822,793,449
Net Assets consist of:
Paid in capital		$ 3,821,501,497
Undistributed net investment income		50,650
Accumulated undistributed net realized gain (loss) on investments		1,241,302
Net Assets		$ 3,822,793,449

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,129,671,535 ÷ 2,129,191,406 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($102,333,749 ÷ 102,299,369 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($135,144,791 ÷ 135,089,598 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($1,455,643,374 ÷ 1,454,895,839 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 28,724,681

Expenses
Management fee	$ 3,974,021
Transfer agent fees	1,579,573
Distribution fees	219,339
Accounting fees and expenses	181,323
Custodian fees and expenses	34,731
Independent trustees' compensation	7,354
Audit	26,716
Legal	2,793
Interest	127
Money Market Guarantee Program Fee	760,913
Miscellaneous	162,092
Total expenses before reductions	6,948,982
Expense reductions	(226)	6,948,756
Net investment income		21,775,925
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		624,028
Net increase in net assets resulting from operations		$ 22,399,953

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,775,925	$ 109,150,612
Net realized gain (loss)	624,028	837,313
Net increase in net assets resulting from operations	22,399,953	109,987,925
Distributions to shareholders from net investment income	(21,777,115)	(109,146,605)
Share transactions - net increase (decrease)	(498,421,106)	1,170,002,041
Total increase (decrease) in net assets	(497,798,268)	1,170,843,361

Net Assets
Beginning of period	4,320,591,717	3,149,748,356
End of period (including undistributed net investment income of $50,650 and undistributed net investment income of $51,840, respectively)	$ 3,822,793,449	$ 4,320,591,717

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.030	.051	.048	.030	.012
Distributions from net investment income	(.005)	(.030)	(.051)	(.048)	(.030)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.53%	3.02%	5.21%	4.87%	3.03%	1.21%
Ratios to Average Net Assets E
Expenses before reductions	.32% A	.29%	.32%	.33%	.29%	.29%
Expenses net of fee waivers, if any	.32% A	.29%	.32%	.33%	.29%	.29%
Expenses net of all reductions	.32% A	.29%	.32%	.33%	.29%	.29%
Net investment income	1.08% A	2.95%	5.06%	4.84%	3.00%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,129,672	$ 2,391,641	$ 1,708,689	$ 1,634,441	$ 1,347,642	$ 1,392,449

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.029	.050	.047	.029	.011
Distributions from net investment income	(.005)	(.029)	(.050)	(.047)	(.029)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.48%	2.92%	5.10%	4.76%	2.92%	1.10%
Ratios to Average Net Assets E
Expenses before reductions	.42% A	.39%	.43%	.43%	.40%	.40%
Expenses net of fee waivers, if any	.42% A	.39%	.43%	.43%	.40%	.40%
Expenses net of all reductions	.42% A	.39%	.43%	.43%	.40%	.40%
Net investment income	.98% A	2.84%	4.95%	4.73%	2.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,334	$ 94,641	$ 58,733	$ 56,502	$ 20,987	$ 13,905

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.027	.048	.045	.027	.009
Distributions from net investment income	(.004)	(.027)	(.048)	(.045)	(.027)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.41%	2.76%	4.95%	4.61%	2.77%	.95%
Ratios to Average Net Assets E
Expenses before reductions	.57% A	.54%	.57%	.58%	.54%	.55%
Expenses net of fee waivers, if any	.57% A	.54%	.57%	.58%	.54%	.55%
Expenses net of all reductions	.57% A	.54%	.57%	.58%	.54%	.55%
Net investment income	.83% A	2.70%	4.81%	4.59%	2.90%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,145	$ 125,127	$ 91,095	$ 85,647	$ 51,301	$ 20,899

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.030	.050	.047	.016
Distributions from net investment income	(.005)	(.030)	(.050)	(.047)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.52%	3.00%	5.15%	4.81%	1.58%
Ratios to Average Net Assets F
Expenses before reductions	.34% A	.32%	.38%	.39%	.36% A
Expenses net of fee waivers, if any	.34% A	.32%	.38%	.39%	.36% A
Expenses net of all reductions	.34% A	.32%	.37%	.39%	.36% A
Net investment income	1.05% A	2.92%	5.00%	4.78%	3.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,455,643	$ 1,709,183	$ 1,291,231	$ 580,013	$ 126,224

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. All inputs to value investments as of June 30, 2009, for the Fund are categorized as Level 2 in the disclosure hierarchy.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 3,827,209,829

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $5,848,538. The weighted average interest rate was .06%. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,452,729 or an annualized rate of .07% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .19% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 51,105
Service Class 2	168,234
$ 219,339

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .09% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 771,580
Service Class	35,060
Service Class 2	45,082
Investor Class	727,851
$ 1,579,573

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $226.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 12,288,700	$ 58,698,233
Service Class	489,177	2,002,587
Service Class 2	540,903	2,899,339
Investor Class	8,458,335	45,546,446
Total	$ 21,777,115	$ 109,146,605

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class Shares sold	193,431,405	1,176,132,471
Reinvestment of distributions	12,288,700	58,598,721
Shares redeemed	(468,076,168)	(552,164,787)
Net increase (decrease)	(262,356,063)	682,566,405
Service Class Shares sold	60,355,477	126,984,686
Reinvestment of distributions	489,177	2,002,586
Shares redeemed	(53,170,019)	(93,098,309)
Net increase (decrease)	7,674,635	35,888,963
Service Class 2 Shares sold	62,665,826	119,864,261
Reinvestment of distributions	540,903	2,762,155
Shares redeemed	(53,214,542)	(88,622,242)
Net increase (decrease)	9,992,187	34,004,174
Investor Class Shares sold	211,583,131	797,512,666
Reinvestment of distributions	8,458,335	45,546,210
Shares redeemed	(473,773,331)	(425,516,377)
Net increase (decrease)	(253,731,865)	417,542,499

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 67% of the outstanding shares of the Fund, and one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Money Market Portfolio

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPMM-SANN-0809
1.705628.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2009